S000066303 [Member] Investment Objectives and Goals - DoubleLine Income Fund	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary DoubleLine Securitized Credit Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is total return.